Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of income tax expense (benefit)

	Year ended December 31,
	2023	2022
Deferred:
Federal	$—	$(293)
State	—	(76)
Foreign	28	(54)
Deferred income tax benefit	28	(423)
Current:
Federal	—	30
State	7	9
Foreign	17	4
Total income tax expense (benefit), net	$52	$(380)

Schedule of effective tax rate reconciliation

	Year ended December 31,
	2023	2022
Income tax benefit at U.S. federal statutory rate	21.0%	21.0%
State income tax benefit, net of federal benefit	5.9%	3.8%
Stock warrant valuation	9.7%	—%
Other permanent differences	(2.2)%	(1.9)%
Change in state tax rate	4.3%	0.3%
Foreign rate differential	2.7%	(0.2)%
Net operating loss true up	(6.3)%	—%
Other adjustments	(0.8)%	2.8%
Change in valuation allowance	(34.8)%	(25.0)%
Effective income tax rate	(0.5)%	0.8%

Schedule of reconciliation of amounts of uncertain tax positions

	2023	2022
Uncertain gross tax positions, January 1	$1,052	$1,052
Current year tax positions	—	—
Increase in prior year tax positions	—	—
Settlements	—	—
Lapse of statute of limitations	—	—
Uncertain gross tax positions, December 31	$1,052	$1,052

Schedule of components of deferred tax assets and liabilities

	December 31,
	2023	2022
Deferred tax assets:
Start-up costs	$1,096	$1,137
Capitalized research and development costs	170	272
Reserves and accruals	751	1,157
Property and equipment	56	—
Intangible assets	4,420	4,597
Research and development credit	2,492	2,492
Lease liability	70	43
Net operating loss carryforwards	67,930	63,424
State and local taxes	2	2
Total gross deferred tax assets	76,987	73,124
Valuation allowance	(76,895)	(72,945)
Deferred tax assets, net of valuation allowance	92	179
Property and equipment	—	(80)
Intangible assets	—	—
Operating lease right-of-use assets	(64)	(43)
Total gross deferred tax liabilities	(64)	(123)
Deferred income taxes, net	$28	$56